Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute ¹			Demand Withdrawn ¹			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance

Normandy Mortgage Loan Trust, Series 2013-14

CIK # Not Applicable
		HUD	788	$99,618,515.61	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	148	$18,709,257.77	18.78%	58	$6,936,740.01	6.96%	0	$0.00	0.00%
Total			788	$99,618,515.61	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	148	$18,709,257.77	18.78%	58	$6,936,740.01	6.96%	0	$0.00	0.00%

¹	As disclosed in Q22015 filing 206 assets were reported in Dispute. As of 9/30/2015, 148 assets continue to be in Dispute; 58 assets were Withdrawn as the seller and purchaser resolved the outstanding issues.

The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.